Labour Restructuring - Reconciliation of Liabilities Associated With Restructuring Accrual (Parenthetical) (Detail) (CAD) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Labor restructuring	(4)	(7)	53	(4)	(7)	53